ACCOUNTS AND NOTES PAYABLE (Tables)	6 Months Ended
Jun. 30, 2024
Accounts And Notes Payable
SCHEDULE OF ACCOUNTS AND NOTES PAYABLE	Accounts and notes payable consisted of the following:
	June 30, 2024	December 31, 2023
	US$’000	US$’000
	(Unaudited)
Accounts payable	19,718	14,824
Notes payable	283	-
Total	20,001	14,824